Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable, net

Note 6 – Accounts receivable, net

	As of December 31, 2022	As of December 31, 2021

Accounts receivable*	$2,048,941	$1,883,115
Allowance for doubtful accounts	(197,438)	(80,799)
Total accounts receivable, net	$1,851,503	$1,802,316

*	As of December 31, 2022 and 2021, accounts receivable of up to approximately $0.6 million (SGD 0.8 million) were pledged to the short term loan from United Overseas Bank Limited (See Note 13).

Movements of allowance for doubtful accounts from account receivables are as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Beginning balance	$80,799	$37,898
Addition	116,156	43,804
Exchange rate effect	483	(903)
Ending balance	$197,438	$80,799